Unearned Revenue	12 Months Ended
Dec. 31, 2021
Unearned Revenue [Abstract]
UNEARNED REVENUE
K.	UNearned revenue:

Unearned revenue includes customer deposits and deferred revenue which represent prepayments from customers. At December 31, 2021 and December 31, 2020, the Company had unearned revenue totaling $721,608 and $564,227, respectively.

	December 31,	December 31.
	2021	2020
Balance at January 1,	$564,227	$362,951
Revenue recognized	(39,702,714)	(37,752,173)
Amounts collected or invoiced	39,860,095	37,953,449
Balance at December 31,	$721,608	$564,227